Operating Cash Flow (Tables)	12 Months Ended
Jul. 31, 2021
Operating Cash Flow [Abstract]
Schedule of operating cash flow activity
For the year ended	July 31, 2021	July 31,2020
	$	$
Items not affecting cash
Income tax recovery	(397)	(6,023)
Depreciation of property, plant and equipment	6,097	6,072
Depreciation of property, plant and equipment in cost of sales	8,601	3,567
Amortization of intangible assets	2,050	3,939
Loss on convertible debentures	6,218	4,806
Unrealized gain on changes in fair value of biological assets	(51,499)	(29,356)
Unrealized fair value adjustment on investments	(1,994)	12,880
Amortization of deferred financing costs	793	56
Interest and other income	5,837	9,921
Loss on induced conversion of debenture	-	54,283
Accretion of convertible debenture	4,075	-
Non-cash finance and transaction fees	21,690	-
Loss on investment	-	(24)
License depreciation and prepaid royalty expenses	118	389
Write-off of inventory and biological assets	2,182	5,055
Write down of inventory to net realizable value	2,927	68,319
Realized fair value amounts on inventory sold	31,767	40,910
Loss from investment in associate and joint ventures	6,505	6,331
Share-based compensation	14,859	25,790
Revaluation of financial instruments (gain)/loss	2,283	(6,533)
Impairment losses	20,230	299,484
Loss on onerous contract	-	4,763
Loss on long lived assets and disposal of property, plant and equipment	1,358	3,855
Gain on exit of lease	(789)	-
Foreign exchange gain	(11,648)	-
Total items not affecting cash	71,263	508,484

Changes in non-cash operating working capital items
Trade receivables	(14,203)	267
Commodity taxes recoverable and other receivables	5,197	(784)
Prepaid expenses	(106)	5,717
Inventory	(52,539)	(100,492)
Biological assets	53,678	28,493
Accounts payable and accrued liabilities	8,848	6,623
Excise taxes payable	(444)	3,627
Total non-cash operating working capital	431	(56,549)

Schedule of additional supplementary cash flow information
For the year ended	July 31, 2021	July 31, 2020
	$	$
Property, plant and equipment in accounts payable	1,152	19,751
Right-of-use asset additions	17,059	24,405
Capitalized borrowing costs	1,269	2,385
Interest paid	5,618	2,527